CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating revenues:
Revenues	$ 560	$ 616	$ 1,689	$ 1,817
Operating expenses:
Environmental costs, net of recoveries	4	1	(18)	15
Power	83	81	235	221
Depreciation and amortization	111	112	330	329
Impairment of long-lived asset (Note 6)	1	0	37	0
Gain on sale of assets (Note 6)	(22)	(6)	(22)	(68)
Total operating expenses	303	350	955	971
Operating income	257	266	734	846
Interest expense, net	102	104	307	306
Allowance for equity used during construction	16	12	48	33
Income from equity investment in joint venture (Note 7)	37	22	93	28
Other income (expense)	0	0	(1)	5
Income from continuing operations before income taxes	208	196	567	606
Income tax benefit (expense)	(1)	0	(1)	1
Income from continuing operations	207	196	566	607
Loss from discontinued operations, net of taxes (Note 6)	0	0	0	(57)
Net income	207	196	566	550
Noncontrolling interests (Note 10)	(103)	(103)	(293)	(262)
Series 1 Preferred unit distributions	0	0	0	(29)
Accretion of discount on Series 1 Preferred units	0	0	0	(8)
Net income - controlling interests	104	93	273	251
Net income allocable to common units and i-units:
Income from continuing operations	92	82	237	254
Loss from discontinued operations (Note 4)	0	0	0	(38)
Net income allocable to common units and i-units	$ 92	$ 82	$ 237	$ 216
Net income per common unit and i-unit (basic and diluted):
Income from continuing operations (in dollars per share)	$ 0.21	$ 0.19	$ 0.55	$ 0.65
Loss from discontinued operations (in dollars per share)	0.00	0.00	0.00	(0.10)
Net income per common unit and i-unit (in dollars per share)	$ 0.21	$ 0.19	$ 0.55	$ 0.55
Weighted average common units and i-units outstanding (basic and diluted) (in shares)	431	421	428	392
Distributions paid per limited partner unit (in dollars per share)	$ 0.350	$ 0.350	$ 1.050	$ 1.283
Third Party [Member]
Operating expenses:
Operating and administrative	$ 62	$ 77	$ 198	$ 239
Affiliated Entity [Member]
Operating expenses:
Operating and administrative	64	85	195	235
Oil And Gas Service [Member] | Third Party [Member]
Operating revenues:
Revenues	527	596	1,586	1,745
Oil And Gas Service [Member] | Affiliated Entity [Member]
Operating revenues:
Revenues	$ 33	$ 20	$ 103	$ 72